Risk management - Expected losses based on prospective information UK customers (Details) - Santander UK - scenario	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Credit risk
Number of prospective macroeconomic scenarios	5
Evolution projection period (in years)	5 years
PD percentage increase from initial recognition	100.00%
Minimum period of irregular positions to consider significant increase in risk	30 days
Maximum
Credit risk
Threshold percentage in determining classification of Stage 2	3.60%
Minimum
Credit risk
Threshold percentage in determining classification of Stage 2	0.30%
Mortgages
Credit risk
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	19.10%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(6.70%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	4.00%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(3.70%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(9.60%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	21.00%
Corporate
Credit risk
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	5.70%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(1.00%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	3.10%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(0.60%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(0.40%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	0.40%
Pessimistic scenario 3
Credit risk
Interest rate (as a percent)	(0.10%)
Unemployment rate (as a percent)	8.40%
Housing price change (as a percent)	(5.00%)
GDP growth (as a percent)	0.00%
Percentage of weightings associated with the macroeconomic scenarios	5.00%	10.00%	0.00%
Pessimistic scenario 2
Credit risk
Interest rate (as a percent)	2.00%
Unemployment rate (as a percent)	6.40%
Housing price change (as a percent)	(3.00%)
GDP growth (as a percent)	1.00%
Percentage of weightings associated with the macroeconomic scenarios	20.00%	25.00%	15.00%
Pessimistic scenario 1
Credit risk
Interest rate (as a percent)	0.80%
Unemployment rate (as a percent)	5.10%
Housing price change (as a percent)	(1.50%)
GDP growth (as a percent)	1.30%
Percentage of weightings associated with the macroeconomic scenarios	25.00%	15.00%	30.00%
Base scenario
Credit risk
Interest rate (as a percent)	0.70%
Unemployment rate (as a percent)	4.40%
Housing price change (as a percent)	2.20%
GDP growth (as a percent)	2.20%
Percentage of weightings associated with the macroeconomic scenarios	45.00%	45.00%	40.00%
Optimistic scenario 1
Credit risk
Interest rate (as a percent)	1.10%
Unemployment rate (as a percent)	4.00%
Housing price change (as a percent)	1.50%
GDP growth (as a percent)	2.60%
Percentage of weightings associated with the macroeconomic scenarios	5.00%	5.00%	10.00%
Optimistic scenario 2
Credit risk
Percentage of weightings associated with the macroeconomic scenarios	0.00%	0.00%	5.00%